DELAWARE(SM)
INVESTMENTS
-----------

Delaware S&P 500 Index Fund

Total Return

2000 ANNUAL REPORT

(Total Return Artwork)

A TRADITION OF SOUND INVESTING SINCE 1929
-----------------------------------------

TABLE OF CONTENTS
-----------------

LETTER TO SHAREHOLDERS                     1

PORTFOLIO MANAGEMENT
REVIEW                                     3

PERFORMANCE SUMMARY                        5

FINANCIAL STATEMENTS

  Statement of Net Assets                  6

  Statement of Operations                 12

  Statement of Changes in
  Net Assets                              13

  Financial Highlights                    14

  Notes to Financial
  Statements                              15

  Report of Independent
  Auditors                                17

A Commitment To Our Investors

Experienced

o Our seasoned investment professionals average 11 years' experience.

o We began managing investments in 1929 and opened our first mutual fund in 1938. Over the past 70 years, we have weathered a full range of economic and market environments.

Disciplined

o We follow strict investment policies and clear buy/sell guidelines.

o We strive to balance risk and reward in order to provide sound investment alternatives within any given asset class.

Consistent

o We clearly articulate our investment policies and follow them consistently.

o Our commitment to consistency has earned us the confidence of discriminating institutional and individual investors to manage more than $44 billion in assets as of September 30, 2000.

Comprehensive

o We offer more than 70 mutual funds in these asset classes.

   o Large-cap equity             o High-yield bonds
   o Mid-cap equity               o Investment grade bonds
   o Small-cap equity             o Municipal bonds (23 single-state funds)
   o International equity         o International fixed-income
   o Balanced

o Our funds are available through financial advisers who can offer you individualized attention and valuable investment advice.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

(C)Delaware Distributors, L.P.

Dear Shareholder


"MAJOR INDEXES SUCH AS

THE DOW JONES

INDUSTRIAL AVERAGE, THE

S&P 500 INDEX, AND THE

NASDAQ COMPOSITE ARE

IN NEGATIVE TERRITORY

YEAR-TO-DATE THROUGH

SEPTEMBER 30TH."


November 6, 2000

Recap of Events -- The record-setting expansion of the U.S. economy has continued in 2000, yet the U.S. equities markets have cooled considerably after strong performance in recent years. Volatility in the markets has been running high, and the broad market for U.S. equities is struggling toward its most disappointing calendar year since 1994. After strong performance in late 1999 and early 2000, stock market indexes gave up significant ground in the spring and have been volatile ever since. Major indexes such as the Dow Jones Industrial Average, the S&P 500 Index, and the Nasdaq Composite are in negative territory year-to-date through September 30th.

There seem to be several reasons for the volatility. Recently, disappointing earnings announcements by one company have often been followed by brief, but sharp declines in whole sectors. The rising cost of oil has analysts concerned that the pace of economic activity may slow, causing consumers to reduce spending, especially for low-end retail products.

There is also concern on the part of investors and analysts over stock valuations for companies that play roles in the New Economy. In recent months, we've begun to see increased focus on fundamentals such as earnings and questions about the long-term sustainability of corporate growth. We believe this trend is positive, as it has been helping to move stocks toward what we consider to be fair values.

Delaware S&P 500 Index Fund returned -0.24% from its inception through September 30, 2000 (Institutional Class shares at net asset value with distributions reinvested), underperforming its benchmark, the Standard & Poor's 500 Index, which returned +0.30% for the same period. Your Fund performed better than its peers, represented by the Lipper S&P 500 Objective Funds Average, which returned -1.88%.

Total Returns

For the Period Ended September 30, 2000                    Since Inception*
--------------------------------------------------------------------------------
Delaware S&P 500 Index Fund Institutional Class                -0.24%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                    +0.30%
Lipper S&P 500 Objective Funds Average (152 funds)             -1.88%
--------------------------------------------------------------------------------

All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of dividends and capital gains. Performance information for all Fund classes can be found on page 5. The S&P 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. The Lipper category represents the average returns of mutual funds which are designed to replicate the performance of the Standard & Poor's 500 Index (Source: Lipper Inc.). You cannot invest directly in an index.

Past performance is not a guarantee of future results.

* Performance for Delaware S&P 500 Index Fund and the S&P 500 Index is since the Fund's inception on January 12, 2000. Performance for the Lipper class is since December 31, 1999.

"S&P 500" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Delaware Management Holdings, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Market Outlook -- One year ago, our outlook for the U.S. stock market was for a return to normalcy -- that is, a resumption of stock returns that are closer to normal averages of about 11% annually. We think that the events of the past 12 months have set such a trend in motion.

Since it is impossible to predict the short-term direction of the markets with any real accuracy, we recommend that investors continue to rely on basic, sound principles of investing. These include sticking to a regular investment plan, diversifying your assets, and keeping a long-term outlook, as well as considering your own risk tolerance and financial goals. For help in balancing such considerations, contact your financial adviser.

On the pages that follow, Delaware S&P 500 Index Fund manager, James May, discusses your Fund's performance over the past few months and provides his outlook on the equities market. As always, we thank you for remaining committed to Delaware Investments.

Sincerely,


/s/ Wayne A. Stork                 /s/ David K. Downes
-------------------                ----------------------
Wayne A. Stork                     David K. Downes
Chairman,                          President and Chief Executive Officer,
Delaware Investments Family        Delaware Investments Family of Funds
of Funds

(Total Return Artwork)

PORTFOLIO MANAGEMENT REVIEW
---------------------------

James B. May
Portfolio Manager
State Street Global Advisors
November 6, 2000

The Fund's Results
Delaware S&P 500 Index Fund was established on January 12, 2000. During its first fiscal year (January 12, 2000 through September 30, 2000), the Fund approximately met its goal to track the performance of the Standard & Poor's 500 Composite Stock Index within one percent of the Index's performance.

The Fund's total lifetime performance was -0.24% (Institutional Class shares at net asset value with distributions reinvested), close to the average cumulative increase of +0.30% for the Standard & Poor's Index. Our total assets under management grew from an initial investment of $12 million on January 12, 2000 to $29.1 million as of September 30, 2000.

The Delaware S&P 500 Index Fund allows investors to participate in a portfolio of stocks that corresponds to the common stocks included in the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, weighted composite of mostly large-capitalization U.S. companies. The stocks in the Index are chosen by Standard & Poor's to best capture the price performance of a large cross-section of publicly traded companies on the U.S. stock market.

Portfolio Highlights
The extreme volatility in the U.S. stock market, which began near the end of First Quarter 2000, continued through the Fund's fiscal year end on September 30, 2000. The technology sector in particular suffered during this unstable period as investors tended to sell off previously high-performing stocks. This sell-off affected six of the Fund's top original holdings -- Microsoft, Cisco, Intel, Oracle, IBM and Lucent Technologies. Just as prices for these stocks soared in 1999, pushing the S&P 500 Index up for the year, they have pushed the Index down in 2000 as their values declined.

For instance, the value of Lucent stock was down sharply early in 2000. On January 6, 2000, it lost 28 percent of its value in just one day. Unisys lost about two-thirds of its value between the Fund's January 12th inception and September 30, 2000, making it one of the worst performers in the Index during that period. Another poor performer in the technology sector was BMC Software, which was down more than 50% during that period.

We believe this performance is not necessarily indicative of a trend, but is merely a market correction resulting from rising interest rates and the staggeringly high performance within the technology sector in 1999. Not all technology stocks declined. Software provider EMC Corporation, for example, bucked the trend and performed well, gaining more than 100% since the Fund's inception.

With the technology sector suffering, however, many investors turned to defensive sectors such as financial services and healthcare, which performed well during the fiscal year.

"THE DELAWARE S&P 500

INDEX FUND ALLOWS

INVESTORS TO PARTICIPATE

IN A PORTFOLIO OF STOCKS

THAT CORRESPONDS TO THE

COMMON STOCKS INCLUDED

IN THE S&P 500 INXES."

During Second Quarter 2000, the best performing sectors in the S&P 500 Index were healthcare and pharmaceuticals. Investors may have been attracted to the sectors' inherently steady cash flows. Pfizer, for example, aided by its acquisition of Warner-Lambert, had strong gains during the first two quarters and is one of your Fund's top ten holdings.

In the final quarter of our fiscal year, financial companies began to regain value. A good example is Associates First Capital, a provider of leasing, insurance, and financial services to businesses and consumers that was up strongly during the quarter to finish approximately flat for the full fiscal year. Capital One, a consumer financial services company, gained more than 50% in the final quarter of the fiscal year after showing few gains during the previous two. Lehman Brothers, a global investment bank, also gained more than 50% during Third Quarter 2000, and finished up strongly for the fiscal year.

Third Quarter 2000 was still extremely volatile, with the technology sector continuing to stumble. During the quarter, healthcare and pharmaceuticals began to go flat, as did consumer discretionary stocks (names such as Procter & Gamble, Gillette, and Corning), which were down as a sector for Third Quarter 2000 and down 16% for the Fund's fiscal year. Utilities had an excellent third quarter, but the sector accounts for only 2% of the Index -- making its effect on performance very minor.

Outlook
Our outlook for the U.S. stock market and economy remains positive, but we expect continued volatility as the market continues the process of correcting itself. Although the domestic economy remains robust, the specter of inflation continues to lurk, and the Federal Reserve Board may continue its efforts to slow growth by raising interest rates again.

Although we cannot always predict which sectors will eventually prosper, we believe that an index fund's passive management technique, coupled with prudent planning, has the potential to benefit the conservative, long-term investor.

Top 10 Holdings
September 30, 2000

Company                                Industry                           Percentage of Net Assets
---------------------------------------------------------------------------------------------------
 1. General Electric                   Electronics & Electrical Equipment           4.4%
---------------------------------------------------------------------------------------------------
 2. Cisco Systems                      Computers & Technology                       3.0%
---------------------------------------------------------------------------------------------------
 3. Microsoft Corporation              Computers & Technology                       2.4%
---------------------------------------------------------------------------------------------------
 4. Exxon Mobil Corporation            Energy                                       2.4%
---------------------------------------------------------------------------------------------------
 5. Pfizer, Inc.                       Healthcare & Pharmaceuticals                 2.2%
---------------------------------------------------------------------------------------------------
 6. Intel Corporation                  Electronics & Electrical Equipment           2.1%
---------------------------------------------------------------------------------------------------
 7. Citigroup, Inc.                    Banking, Finance & Insurance                 1.9%
---------------------------------------------------------------------------------------------------
 8. Oracle Corporation                 Computers & Technology                       1.7%
---------------------------------------------------------------------------------------------------
 9. American International Group       Banking, Finance & Insurance                 1.7%
---------------------------------------------------------------------------------------------------
10. EMC Corporation                    Computers & Technology                       1.7%
---------------------------------------------------------------------------------------------------

(Total Return Artwork)

FUND BASICS
-----------

Fund Objective
The Fund seeks to replicate the
total return of the Standard &
Poor's 500 Composite Stock Index.

Number of Holdings
500

Total Fund Assets
As of September 30, 2000
$29.12 million

Your Fund Manager

James B. May holds a BS in
Finance from Bentley College and
an MBA from Boston College. He is
a Principal and Portfolio Manager
at State Street Global Advisors,
where he manages several mutual
funds as well as several separately
managed funds. Previously, he
worked in State Street's passive U.S.
Equities operations. He is a member
of the Financial Management
Association and is working toward
the Chartered Financial Analyst
designation.

Nasdaq Symbols
Consultant Class  DSPCX
Institutional Class DSPNX

FUND PERFORMANCE
----------------

Growth of a $10,000 Investment
January 12, 2000 through September 30, 2000

                                       Delaware
                                     S&P 500 Index
               S&P 500 Index     Fund Consultant Class
 1/12/00         $10,000                $10,000
 1/31/00          $9,734                 $9,718
 2/29/00          $9,539                 $9,494
 3/31/00         $10,461                $10,376
 4/30/00         $10,139                $10,071
 5/31/00          $9,917                 $9,859
 6/30/00         $10,154                $10,094
 7/31/00          $9,989                 $9,918
 8/31/00         $10,596                $10,529
 9/30/00         $10,030                 $9,976

Chart assumes $10,000 invested on January 12, 2000 and includes the reinvestment of all dividends and capital gains. Performance of other Fund classes will vary due to differing charges and expenses. Returns on the chart were plotted as of each month's end. You cannot invest directly in an index.

Total Return
Through September 30, 2000                                    Lifetime
--------------------------------------------------------------------------------
Consultant Class (Est. 1/12/00)                                -0.35%
--------------------------------------------------------------------------------
Institutional Class (Est. 1/12/00)                             -0.24%
--------------------------------------------------------------------------------
Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Past performance is not a guarantee of future results.

Consultant Class shares are available without a sales charge. Performance reflects the impact of a 12b-1 fee.

The Institutional Class is available without sales or asset based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware S&P 500 Index Fund during the period shown. Performance would have been lower if the expense limitation was not in effect.

"S&P 500" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Delaware Management Holdings, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Statement of Net Assets

DELAWARE S&P 500 Index Fund

                                                          Number of    Market
September 30, 2000                                         Shares      Value
--------------------------------------------------------------------------------
 Common Stock - 96.05%
 Aerospace & Defense - 1.20%
 Boeing ..........................................          1,979       $124,677
 General Dynamics ................................            445         27,952
 Honeywell International .........................          1,746         62,201
 Lockheed Martin .................................            990         32,630
 Northrop ........................................            172         15,631
 Textron .........................................            322         14,852
 United Technologies .............................          1,029         71,258
                                                                        --------
                                                                         349,201
                                                                        --------
 Automobiles & Automotive Parts - 0.97%
 Cooper Industries ...............................            200          7,050
 Cooper Tire & Rubber ............................            200          2,013
 Cummins Engine ..................................            100          2,994
 Dana ............................................            300          6,450
 Danaher .........................................            300         14,925
 Delphi Automotive Systems .......................          1,257         19,012
 Ford Motor ......................................          4,157        105,224
 General Motors ..................................          1,169         75,985
 Genuine Parts ...................................            396          7,549
 Goodrich (B.F.) .................................            223          8,739
 Goodyear Tire & Rubber ..........................            300          5,400
*Navistar International ..........................            200          5,988
 PACCAR ..........................................            147          5,448
 TRW .............................................            251         10,197
 Visteon .........................................            327          4,946
                                                                        --------
                                                                         281,920
                                                                        --------
 Banking, Finance & Insurance - 15.25%
 AFLAC ...........................................            582         37,284
 Aetna ...........................................            301         17,477
 Allstate ........................................          1,663         57,789
 AmSouth Bancorporation ..........................            800         10,000
 American Express ................................          3,025        183,769
 American General ................................            547         42,666
 American International Group ....................          5,096        487,624
 Aon .............................................            574         22,530
 Associates First Capital Class A ................          1,630         61,940
 BB&T ............................................            878         26,450
 Bank of America .................................          3,707        194,154
 Bank of New York ................................          1,711         95,923
 Bank One ........................................          2,605        100,618
 Bear Stearns ....................................            252         15,876
 Block (H&R) .....................................            200          7,413
 Capital One Financial ...........................            453         31,738
 CIT Group .......................................            598         10,465
 Charter One Financial ...........................            450         10,980
 Chase Manhattan .................................          2,892        133,574
 Chubb ...........................................            372         29,435
 Cigna ...........................................            343         35,809
 Cincinnati Financial ............................            364         12,922
 Citigroup .......................................          9,980        539,544
 Comerica ........................................            351         20,512
 Conseco .........................................            600          4,575

                                                          Number of    Market
                                                           Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Banking, Finance & Insurance (continued)
 Countrywide Credit Industry .......................           262      $  9,891
 Equifax ...........................................           300         8,081
 Federal Home Loan .................................         1,521        82,229
 Federal National Mortgage .........................         2,295       164,093
 Fifth Third Bancorp ...............................         1,020        54,953
 First Union .......................................         2,147        69,107
 Firstar ...........................................         2,129        47,636
 Fleet Boston Financial ............................         2,070        80,730
 Franklin Resources ................................           535        23,770
 Golden West Financial .............................           356        19,091
 Hartford Financial Services .......................           493        35,958
 Household International ...........................         1,039        58,833
 Huntington Bancshares .............................           565         8,298
 Jefferson-Pilot ...................................           233        15,815
 KeyCorp ...........................................           933        23,617
 Lehman Brothers Holdings ..........................           267        39,449
 Lincoln National ..................................           429        20,646
 Loews Corporation .................................           217        18,092
 MBIA ..............................................           216        15,363
 MBNA ..............................................         1,857        71,495
 MGIC Investment ...................................           226        13,814
 Marsh & McLennan ..................................           590        78,323
 Mellon Financial ..................................         1,080        50,085
 Merrill Lynch & Company ...........................         1,764       116,424
 Morgan (J.P.) .....................................           356        58,162
 Morgan Stanley Dean Witter ........................         2,491       227,771
 National City .....................................         1,348        29,825
 Northern Trust ....................................           505        44,882
 Old Kent Financial ................................           315         9,115
 PNC Financial Group ...............................           661        42,965
 Paine Webber Group ................................           339        23,094
 Progressive .......................................           166        13,591
 Providian Financial ...............................           314        39,878
 Regions Financial .................................           505        11,457
 Safeco ............................................           295         8,039
 Schwab (Charles) ..................................         3,032       107,636
 SouthTrust ........................................           387        12,166
 St. Paul ..........................................           490        24,163
 State Street Bank .................................           365        47,450
*Stilwell Financial ................................           476        20,706
 Summit Bancorp ....................................           389        13,421
 Suntrust Banks ....................................           668        33,275
 Synovus Financial .................................           619        13,115
 T. Rowe Price Associates ..........................           264        12,392
 Torchmark .........................................           291         8,093
 U.S. Bancorp ......................................         1,683        38,288
 USA Education .....................................           353        17,010
 Union Planters ....................................           300         9,919
 UnumProvident .....................................           528        14,388
 Wachovia ..........................................           449        25,453
 Washington Mutual .................................         1,206        48,014

                                                          Number of    Market
Delaware S&P 500 Index Fund                                Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Banking, Finance & Insurance (continued)
 Wells Fargo .....................................          3,706     $  170,244
                                                                      ----------
                                                                       4,441,372
                                                                      ----------
 Buildings & Materials - 0.15%
 Armstrong Holdings ..............................            124          1,480
 Centex ..........................................            100          3,213
 Fluor ...........................................            147          4,410
 Kaufman & Broad Home ............................            100          2,694
 Louisiana-Pacific ...............................            200          1,838
 Masco ...........................................            960         17,880
 Pulte ...........................................            100          3,300
 Snap-on .........................................            100          2,356
 Vulcan Materials ................................            200          8,038
                                                                      ----------
                                                                          45,209
                                                                      ----------
 Business Services - 0.32%
*Cendant .........................................          1,602         17,422
*Convergys .......................................            343         13,334
 Deluxe ..........................................            182          3,697
 Paychex .........................................            819         42,998
 Sabre Group Holdings ............................            336          9,723
 Young and Rubicam ...............................            149          7,376
                                                                      ----------
                                                                          94,550
                                                                      ----------
 Cable, Media & Publishing - 2.37%
*Clear Channel Communications ....................          1,286         72,659
 Donnelley & Sons ................................            288          7,074
 Dow Jones .......................................            200         12,100
*Dun and Bradstreet ..............................            369         12,707
 Gannett .........................................            579         30,687
 InterPublic Group ...............................            667         22,720
 Knight-Ridder ...................................            150          7,622
 McGraw-Hill .....................................            414         26,315
 Meredith ........................................            100          2,950
 New York Times ..................................            367         14,428
 Omnicom Group ...................................            390         28,446
 Polaroid ........................................            100          1,344
 Time Warner .....................................          2,896        226,612
 Tribune .........................................            657         28,662
*Viacom Class B ..................................          3,358        196,443
                                                                      ----------
                                                                         690,769
                                                                      ----------
 Chemicals - 1.42%
 Air Products & Chemicals ........................            515         18,540
 Avery Dennison ..................................            241         11,176
 Dow Chemical ....................................          1,484         37,007
 DuPont(E.I.)deNemours ...........................          2,283         94,602
 Eastman Chemical ................................            147          5,430
 Englehard .......................................            308          5,005
*FMC .............................................             58          3,890
 Great Lakes Chemical ............................            100          2,931
 Hercules ........................................            200          2,825
 PPG Industries ..................................            362         14,367
 Pharmacia .......................................          2,862        172,257

                                                          Number of    Market
                                                           Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Chemicals (continued)
 Praxair .........................................            356        $13,306
 Rohm & Haas Co ..................................            468         13,601
 Sigma-Aldrich ...................................            160          5,280
 Union Carbide ...................................            291         10,985
*W.R. Grace & Company ............................            200          1,375
                                                                         -------
                                                                         412,577
                                                                         -------
 Computers & Technology - 17.96%
*Adaptec .........................................            248          4,960
 Adobe Systems ...................................            273         42,383
*America Online ..................................          5,162        277,458
*American Power Conversion .......................            433          8,308
*Apple Computer ..................................            715         18,411
 Autodesk ........................................            100          2,538
 Automatic Data Processing .......................          1,370         91,619
*BMC Software ....................................            500          9,563
*Cabletron Systems ...............................            370         10,869
*Ceridian ........................................            300          8,419
*Cisco Systems ...................................         15,783        872,011
*Citrix Systems ..................................            400          8,025
 Compaq Computer .................................          3,801        104,832
 Computer Associates International ...............          1,296         32,643
*Computer Sciences ...............................            371         27,547
*Compuware .......................................            707          5,921
*Comverse Technology .............................            343         37,044
*Dell Computer ...................................          5,770        177,788
*EMC .............................................          4,889        484,622
 Electronic Data Systems .........................          1,023         42,455
 First Data ......................................            905         35,352
*Gateway .........................................            706         33,006
 Hewlett-Packard .................................          2,201        213,497
 International Business Machines .................          3,866        434,925
*Lexmark International Group Class A .............            278         10,425
 Linear Technology ...............................            683         44,224
*Mercury Interactive .............................            170         26,648
*Micron Technology ...............................          1,240         57,040
*Microsoft .......................................         11,756        708,299
*NCR .............................................            183          6,920
*Novell ..........................................            764          7,592
*Oracle ..........................................          6,281        494,629
*Palm ............................................            100          5,294
*Parametric Technology ...........................            600          6,563
*PeopleSoft ......................................            623         17,405
 PerkinElmer .....................................            100         10,438
 Pitney Bowes ....................................            574         22,637
*Sapient .........................................            254         10,335
*Seagate Technology ..............................            503         34,707
*Siebel Systems ..................................            915        101,851
*Sun Microsystems ................................          3,483        406,640
*Teradyne ........................................            367         12,845
*Unisys ..........................................            600          6,750
*Veritas Software ................................            883        125,386

                                                          Number of    Market
Delaware S&P 500 Index Fund                                Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Computers & Technology (continued)
 Xerox .............................................         1,411     $  21,253
*Yahoo .............................................         1,206       109,746
                                                                       ---------
                                                                       5,231,823
                                                                       ---------
 Consumer Products - 2.97%
 Avon Products .....................................           530        21,664
 Black & Decker ....................................           200         6,838
 Clorox ............................................           501        19,821
 Corning ...........................................           643       190,971
 Gillete ...........................................         2,380        73,483
 International Flavors & Fragrances ................           200         3,650
 Kimberly-Clark ....................................         1,214        67,756
 Mattel ............................................           965        10,796
 Maytag ............................................           151         4,690
 Minnesota Mining & Manufacturing ..................           865        78,823
 Procter & Gamble ..................................         2,872       192,424
 Tyco International ................................         3,719       192,923
                                                                       ---------
                                                                         863,839
                                                                       ---------
 Consumer Services - 0.01%
 American Greetings Class A ........................           100         1,750
                                                                       ---------
                                                                           1,750
                                                                       ---------
 Electronics & Electrical Equipment - 10.87%
*Advanced Micro Devices ............................           650        15,356
*Agilent Technologies ..............................           987        48,301
*Altera ............................................           872        41,638
*Analog Devices ....................................           773        63,821
*Broadcom Class A ..................................           488       118,950
*Conexant Systems ..................................           500        20,938
 Eaton .............................................           156         9,614
 Emerson Electric ..................................           934        62,578
 FirstEnergy .......................................           500        13,469
 Florida Progress ..................................           200        10,588
 General Electric ..................................        22,073     1,273,294
 Intel .............................................        14,976       623,376
*JDS Uniphase ......................................         2,055       194,583
*KLA Instruments ...................................           394        16,228
*LSI Logic .........................................           675        19,744
*Maxim Integrated Products .........................           620        49,871
 Molex .............................................           436        23,735
 Motorola ..........................................         4,881       137,888
*National Semiconductor ............................           393        15,818
 National Service Industries .......................           100         1,956
*Novellus Systems ..................................           291        13,550
 Raytheon Class B ..................................           736        20,930
 Rockwell International ............................           400        12,100
*Sanmina ...........................................           332        31,084
*Solectron .........................................         1,405        64,806
 Tektronix .........................................           100         7,681
 Texas Instruments .................................         3,896       183,843
 Thomas & Betts ....................................           100         1,744
 Whirlpool .........................................           139         5,404

                                                          Number of    Market
                                                           Shares      Value
--------------------------------------------------------------------------------
 Common Stock (continued)
 Electronics & Electrical Equipment (continued)
*Xilinx ............................................           722     $  61,821
                                                                       ---------
                                                                       3,164,709
                                                                       ---------
 Energy - 6.65%
 Amerada Hess ......................................           206        13,789
 Anadarko Petroleum ................................           538        35,755
 Apache ............................................           268        15,846
 Ashland ...........................................           164         5,525
 Baker Hughes ......................................           734        27,250
 Burlington Resources ..............................           462        17,007
 Chevron ...........................................         1,420       121,055
 Coastal ...........................................           471        34,913
 Conoco Class B ....................................         1,412        38,036
 Constellation Energy ..............................           328        16,318
 Devon Energy Corporation ..........................           301        18,105
 El Paso Energy ....................................           490        30,196
 Enron .............................................         1,623       142,215
 Exxon Mobil .......................................         7,750       690,719
 Halliburton .......................................           976        47,763
 Kerr-McGee ........................................           200        13,250
 Nicor .............................................           100         3,619
 Occidental Petroleum ..............................           792        17,276
 Peoples Energy ....................................           100         3,338
 Phillips Petroleum ................................           559        35,077
*Rowan Companies ...................................           200         5,800
 Royal Dutch Petroleum .............................         4,831       289,558
 Schlumberger Limited ..............................         1,241       102,150
 Sempra Energy .....................................           400         8,325
 Sunoco ............................................           200         5,388
 Transocean Sedco Forex ............................           448        26,264
 Texaco ............................................         1,208        63,420
 Tosco .............................................           300         9,356
 USX-Marathon Group ................................           698        19,806
 Unocal ............................................           500        17,719
 Williams ..........................................           971        41,025
 Xcel Energy .......................................           719        19,759
                                                                       ---------
                                                                       1,935,622
                                                                       ---------
 Environmental Services - 0.32%
*Allied Waste Industries ...........................           400         3,675
 Ecolab ............................................           350        12,622
 PE Biosystems Group ...............................           471        54,872
 Waste Management ..................................         1,319        23,000
                                                                       ---------
                                                                          94,169
                                                                       ---------
 Food, Beverage & Tobacco - 4.16%
 Adolph Coors Company ..............................            71         4,486
 Anheuser Busch ....................................         2,072        87,672
 Archer-Daniels-Midland ............................         1,430        12,335
 Ball ..............................................            77         2,440
 Bestfoods .........................................           603        43,868
 Brown-Forman Class B ..............................           143         7,829
 Campbell Soup .....................................           893        23,106
 Coca Cola .........................................         5,547       305,778

                                                           Number of   Market
 Delaware S&P 500 Index Fund                                Shares     Value
 -------------------------------------------------------------------------------
 Common Stock (continued)
 Food, Beverage & Tobacco (continued)
 Coca-Cola Enterprises ..................................      944    $ 15,045
 ConAgra ................................................    1,148      23,032
 Darden Restaurants .....................................      300       6,244
 Fortune Brands .........................................      400      10,600
 General Mills ..........................................      621      22,046
 Heinz (H.J.) ...........................................      778      28,835
 Hershey Foods ..........................................      310      16,779
 Kellogg Company ........................................      899      21,745
 Nabisco Group Holdings .................................      699      19,922
 PepsiCo ................................................    3,269     150,374
 Philip Morris ..........................................    5,045     148,512
 Quaker Oats ............................................      280      22,155
 Ralston-Purina Group ...................................      694      16,439
 Sara Lee ...............................................    1,934      39,284
 Supervalu ..............................................      306       4,609
 Sysco ..................................................      806      37,328
 The Seagram Company ....................................      956      54,910
 UST ....................................................      375       8,578
 Unilever NV - NY Shares ................................    1,252      60,409
 Wrigley,(WM) Jr. .......................................      244      18,270
                                                                     ---------
                                                                     1,212,630
                                                                     ---------
 Healthcare & Pharmaceuticals - 10.54%
 Abbott Laboratories ....................................    3,504     166,659
 Allergan ...............................................      277      23,389
*Alza ...................................................      273      23,615
 American Home Products .................................    2,963     167,595
*Amgen ..................................................    2,258     157,672
 Bausch & Lomb ..........................................      100       3,894
 Baxter International ...................................      637      50,841
 Becton Dickinson .......................................      568      15,017
*Biogen .................................................      617      37,637
 Biomet .................................................      360      12,600
*Boston Scientific ......................................      905      14,876
 Bristol-Myers Squibb ...................................    4,343     248,094
 C.R.Bard ...............................................      100       4,225
 Cardinal Health ........................................      605      53,353
*Guidant ................................................      693      48,986
 HCA - The Healthcare Company ...........................    1,275      47,334
*Healthsouth ............................................      800       6,500
*Humana .................................................      400       4,300
 IMS Health .............................................      606      12,575
 Johnson & Johnson ......................................    3,053     286,791
 Lilly (Eli) ............................................    2,491     202,082
 Mallinckrodt ...........................................      154       7,026
*Manor Care .............................................      200       3,138
 McKesson HBOC ..........................................      611      18,674
*Medimmune ..............................................      475      36,694
 Medtronic ..............................................    2,731     141,500
 Merck & Company ........................................    5,168     384,693
 Millipore ..............................................      100       4,844
 Pfizer .................................................   14,108     633,978

                                                           Number of   Market
                                                            Shares     Value
 -------------------------------------------------------------------------------
 Common Stock (continued)
 Healthcare & Pharmaceuticals (continued)
*Quintiles Transnational ................................      200  $    3,188
*Saint Jude Medical .....................................      162       8,262
 Schering-Plough ........................................    3,317     154,241
*Synavant ...............................................       30         203
 Tenet Healthcare .......................................      698      25,390
 UnitedHealth Group .....................................      343      33,871
*Watson Pharmaceutical ..................................      213      13,818
*Wellpoint Health Networks ..............................      137      13,152
                                                                    ----------
                                                                     3,070,707
                                                                    ----------
 Industrial Machinery - 0.72%
*Applied Materials ......................................    1,781     105,636
 Briggs & Stratton ......................................       43       1,626
 Caterpillar ............................................      739      24,941
 Crane Co. ..............................................      100       2,288
 Deere & Co. ............................................      521      17,323
 Grainger (W.W.) ........................................      200       5,263
 ITT Industries .........................................      200       6,488
 Ingersoll-Rand .........................................      350      11,856
 McDermott International ................................      300       3,300
 Pall ...................................................      297       5,921
 Parker Hannifin ........................................      258       8,708
 Stanley Works ..........................................      200       4,613
*Thermo Electron ........................................      399      10,374
 Timken .................................................      100       1,369
                                                                    ----------
                                                                       209,706
                                                                    ----------
 Leisure, Lodging & Entertainment - 1.38%
 Carnival Cruise Lines ..................................    1,339      32,973
 Eastman Kodak ..........................................      681      27,836
 Harley-Davidson ........................................      671      32,124
*Harrah's Entertainment .................................      291       8,003
 Hasbro .................................................      300       3,431
 Hilton Hotels ..........................................      809       9,354
 Marriott International Class A .........................      500      18,219
 McDonald's .............................................    2,915      87,997
 Walt Disney ............................................    4,620     176,715
 Wendy's International ..................................      200       4,013
                                                                    ----------
                                                                       400,665
                                                                    ----------
 Metals & Mining - 0.42%
 Alcan Aluminum .........................................      473      13,687
 Alcoa ..................................................    1,891      47,866
 Allegheny Technologies .................................      200       3,625
 Barrick Gold ...........................................      853      13,008
*Bethlehem Steel ........................................      500       1,500
*Freeport McMoran Copper Class B ........................      300       2,644
 Homestake Mining .......................................      500       2,594
*Inco ...................................................      431       6,950
 Newmont Mining .........................................      340       5,780
 Nucor ..................................................      200       6,025
 Phelps Dodge ...........................................      152       6,346
 Placer Dome ............................................      700       6,606

                                                           Number of   Market
 Delaware S&P 500 Index Fund                                Shares     Value
 -------------------------------------------------------------------------------
 Common Stock (continued)
 Metals & Mining (continued)
 USX-U.S. Steel Group ...................................      200  $    3,038
 Worthington Industries .................................      200       1,875
                                                                    ----------
                                                                       121,544
                                                                    ----------
 Miscellaneous - 0.08%
*Consolidated Stores ....................................      200       2,700
 Dover ..................................................      452      21,216
                                                                    ----------
                                                                        23,916
                                                                    ----------
 Packaging & Containers - 0.20%
 Bemis ..................................................      100       3,213
 Crown Cork & Seal ......................................      200       2,138
 Illinois Tool Works ....................................      685      38,274
*Owens-Illinois .........................................      300       2,775
*Pactiv .................................................      400       4,475
*Sealed Air .............................................      161       7,285
                                                                    ----------
                                                                        58,160
                                                                    ----------
 Paper & Forest Products - 0.35%
 Boise Cascade ..........................................      100       2,656
 Fort James .............................................      463      14,150
 Georgia-Pacific ........................................      375       8,813
 International Paper ....................................    1,118      32,073
 Mead ...................................................      200       4,675
 Potlatch ...............................................       55       1,739
 Temple-Inland ..........................................      100       3,788
 Westvaco ...............................................      200       5,338
 Weyerhaeuser ...........................................      496      20,026
 Willamette Industries ..................................      300       8,400
                                                                    ----------
                                                                       101,658
                                                                    ----------
 Retail - 5.39%
 Alberto Culver Class B .................................      100       2,881
 Albertson's ............................................      892      18,732
*AutoZone ...............................................     300       6,806
*Bed Bath & Beyond ......................................      568      13,854
*Best Buy ...............................................      454      28,886
 CVS Corporation ........................................      922      42,700
 Circuit City Stores ....................................      456      10,488
 Colgate-Palmolive ......................................    1,260      59,472
*Costco Wholesale .......................................    1,041      36,370
 Dillard ................................................      200       2,125
 Dollar General .........................................      741      12,412
*Federated Department Stores ............................      524      13,690
 Gap ....................................................    1,859      37,412
 Harcourt General .......................................      149       8,791
 Home Depot .............................................    5,196     275,713
*K Mart .................................................    1,088       6,528
*Kohl's .................................................      716      41,304
*Kroger .................................................    1,855      41,853
 Limited ................................................      917      20,231
 Liz Claiborne ..........................................      100       3,850
 Longs Drug Stores ......................................      100       1,913
 Lowe's Companies .......................................      867      38,907

                                                           Number of   Market
                                                            Shares     Value
 -------------------------------------------------------------------------------
 Common Stock (continued)
 Retail (continued)
 May Department Stores ..................................      711  $   14,576
 Nordstrom ..............................................      300       4,669
*Office Depot ...........................................      624       4,875
 Penney (J.C.) ..........................................      500       5,906
 Radioshack .............................................      398      25,721
*Safeway ................................................    1,089      50,843
 Sears, Roebuck .........................................      780      25,288
 Sherwin-Williams .......................................      400       8,550
*Staples ................................................    1,041      14,769
*Starbucks ..............................................      411      16,466
 TJX Companies New ......................................      628      14,130
 Target .................................................    1,996      51,148
 Tiffany ................................................      298      11,492
*Toys R Us ..............................................      497       8,076
*Tricon Global Restaurants ..............................      300       9,188
 Tupperware .............................................      100       1,800
 V F ....................................................      300       7,406
 Wal-Mart Stores ........................................    9,935     478,122
 Walgreen ...............................................    2,303      87,370
 Winn-Dixie Stores ......................................      300       4,313
                                                                    ----------
                                                                     1,569,626
                                                                    ----------
 Telecommunications - 9.42%
*ADC Telecommunications .................................    1,550      41,680
 A T & T ................................................    8,452     248,278
 Alltel .................................................      718      37,471
*Andrew .................................................      156       4,085
 BellSouth ..............................................    4,215     169,654
*Comcast Special Class A ................................    2,061      84,372
*Global Crossing Limited ................................    1,930      59,830
 Lucent Technologies ....................................    7,433     227,171
*Network Appliance ......................................      686      87,379
*Nextel Communications ..................................    1,752      81,906
*Niagra Mohawk Holdings .................................      315       4,961
 Nortel Networks ........................................    6,659     396,627
*Qualcom ................................................    1,636     116,565
*Qwest Communications International .....................    3,749     180,186
 SBC Communications .....................................    7,543     377,150
 Scientific-Atlanta .....................................      337      21,442
*Sprint .................................................    2,038      71,457
*Tellabs ................................................      895      42,736
 Verizon Communications .................................    6,075     294,258
*Worldcom ...............................................    6,483     196,921
                                                                    ----------
                                                                     2,744,129
                                                                    ----------
 Textiles, Apparel & Furniture - 0.20%
 Johnson Controls .......................................      196      10,425
 Leggett & Platt ........................................      400       6,325
 Newell Rubbermaid ......................................      539      12,296
 Nike ...................................................      582      23,316
*Reebok International ...................................      100       1,881
 Russell ................................................      100       1,588

                                                           Number of   Market
 Delaware S&P 500 Index Fund                                Shares     Value
 -------------------------------------------------------------------------------
 Common Stock (continued)
 Textiles, Apparel & Furniture (continued)
 Spring Industries Class A ..............................      100  $    2,819
                                                                    ----------
                                                                        58,650
                                                                    ----------
 Transportation & Shipping - 0.51%
*AMR ....................................................      300       9,806
 Brunswick ..............................................      200       3,650
 Burlington Northern Santa Fe ...........................      950      20,484
 CSX ....................................................      497      10,841
 Delta Air Lines ........................................      276      12,248
*Fedex ..................................................      616      27,313
 Norfolk Southern .......................................      833      12,183
 Ryder System ...........................................      100       1,844
 Southwest Airlines .....................................    1,103      26,748
*US Air Group ...........................................      128       3,896
 Union Pacific ..........................................      528      20,526
                                                                    ----------
                                                                       149,539
                                                                    ----------
 Utilities - 2.22%
*AES ....................................................    1,035      70,898
 Ameren .................................................      302      12,646
 American Electric Power ................................      715      27,974
 CMS Energy .............................................      200       5,388
 CP&L Energy ............................................      345      14,382
 CenturyTel .............................................      275       7,494
 Cinergy ................................................      400      13,225
 Columbia Energy Group ..................................      183      12,993
 Consolidated Edison ....................................      452      15,425
 DTE Energy .............................................      300      11,475
 Dominion Resources .....................................      507      29,438
 Duke Energy ............................................      806      69,115
 Eastern Enterprises ....................................       51       3,254
 Edison International ...................................      720      13,905
 Entergy ................................................      518      19,296
 FPL Group ..............................................      397      26,103
 General Public Utilities ...............................      274       8,888
 Keyspan ................................................      300      12,038
 Oneok ..................................................      100       3,975
*PECO Energy ............................................      381      23,074
 PG&E ...................................................      822      19,882
 PPL ....................................................      300      12,525
 Pinnacle West Capital ..................................      200      10,175
 Public Service Enterprise Group ........................      485      21,673
 Reliant Energy .........................................      658      30,597
 Southern ...............................................    1,430      46,386
 Sprint .................................................    2,012      58,977
 TXU ....................................................      566      22,428
 Unicom .................................................      399      22,419
                                                                    ----------
                                                                       646,048
                                                                    ----------
 Total Common Stock (cost $27,883,384) ..................           27,974,488
                                                                    ----------

                                                         Principal    Market
                                                           Amount     Value
------------------------------------------------------------------------------
 U.S. Treasury Obligations - 0.34%
+U.S. Treasury Bill 5.885% 12/14/00 ..................... $100,000      98,790
                                                                    ----------
 Total U.S. Treasury Obligations
    (cost $98,790) ......................................           $   98,790
                                                                    ----------
 Repurchase Agreements - 3.71%
 With Chase Manhattan 6.40% 10/2/00
    (dated 9/29/00, collateralized by $420,000
    U.S. Treasury Notes 4.75% due 2/15/04,
    market value $407,606). .............................  397,000      397,000
 With J.P. Morgan Securities 6.40% 10/2/00
    (dated 9/29/00, collateralized by $163,000
    U.S.Treasury Notes 6.625% due 4/30/02,
    market value $168,298). .............................  165,000     165,000
 With PaineWebber 6.50% 10/2/00
    (dated 9/29/00, collateralized by $2,000
    U.S. Treasury Notes 5.75% due 10/31/00,
    market value $1,931 and $82,000
    U.S. Treasury Notes 4.625% due 12/31/00,
    market value $82,941 and $82,000
    U.S. Treasury Notes 6.25% due 1/31/02,
    market value $83,302). ..............................  165,000     165,000
 With Prudential Securities 6.50% 10/2/00
    (dated 9/29/00, collateralized by $289,000
    U.S. Treasury Notes 12.375% due 5/15/04,
    market value $361,615). .............................  354,000     354,000
                                                                    ----------
 Total Repurchase Agreements
   (cost $1,081,000) ....................................            1,081,000
                                                                    ----------
 Total Market Value of Securities - 100.10%
   (cost $29,063,174) ...................................           29,154,278
 Liabilities Net of Receivables and Other
   Assets - (0.10%) .....................................              (30,411)
                                                                    ----------
 Net Assets Applicable to 3,435,442 Shares
   Outstanding - 100.00% ................................          $29,123,867
                                                                   ===========
 Net Asset Value - Delaware S&P 500
    Index Fund Consultant Class
    ($5,218,520 / 616,055 shares) .......................                $8.47
                                                                         -----
 Net Asset Value - Delaware S&P 500
    Index Fund Institutional Class
    ($23,905,347 / 2,819,387 shares) ....................                $8.48
                                                                         -----
 Components of Net Assets at September 30, 2000:
 Shares of beneficial interest,
    (unlimited authorization - no par) ..................          $29,030,342
 Undistributed net investment income ....................              166,927
 Accumulated net realized loss
    on investments ......................................             (118,967)
 Net unrealized appreciation of investments .............               45,565
                                                                   -----------
 Total net assets .......................................          $29,123,867
                                                                   ===========
----------------
*Non-income producing security.
+Principal amount of $100,000 pledged as collateral for futures contracts.

                             See accompanying notes

Statement of Operations


For the period January 12, 2000* through September 30, 2000        Delaware S&P 500 Index Fund
----------------------------------------------------------------------------------------------
Investment Income:
Dividends ...........................................................    $174,698
Interest ............................................................      56,515    $231,213
                                                                         --------    --------

Expenses:
Management fees .....................................................      10,553
Dividend disbursing and transfer agent fees and expenses ............     142,725
Registration fees ...................................................      55,818
Reports and statements to shareholders ..............................      20,250
Custodian fees ......................................................      16,236
Professional fees ...................................................       7,971
Accounting and administration .......................................       5,670
Distribution expenses ...............................................       2,229
Trustees' fees ......................................................         652
Taxes (other than taxes on income) ..................................          97
Other ...............................................................      11,262     273,463
                                                                         --------

Less expenses absorbed or waived ....................................                (207,453)
Less expenses paid indirectly .......................................                  (1,724)
                                                                                     --------
Total expenses ......................................................                  64,286
                                                                                     --------

Net Investment Income ...............................................                 166,927
                                                                                     --------

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
   Investments ......................................................                (131,517)
   Futures contracts ................................................                  12,550
                                                                                     --------
Net realized loss ...................................................                (118,967)

Net change in unrealized appreciation/depreciation of investments ...                  45,565
                                                                                     --------

Net Realized and Unrealized Loss on Investments .....................                 (73,402)
                                                                                     --------

Net Increase in Net Assets Resulting from Operations ................                 $93,525
                                                                                     ========

----------------
*Date of commencement of operations.


                             See accompanying notes

Statement of Changes in Net Assets



                                                                 Delaware S&P 500 Index Fund
--------------------------------------------------------------------------------------------
                                                                            1/12/00*
                                                                               to
                                                                            9/30/00

Increase (Decrease) in Net Assets from Operations:
Net investment income ................................................   $   166,927
Net realized loss on investments .....................................      (118,967)
Net change in unrealized appreciation/depreciation of investments ....        45,565
                                                                         -----------
Net increase in net assets resulting from operations .................        93,525
                                                                         -----------

Capital Share Transactions:
Proceeds from shares sold:
   Consultant Class ..................................................     6,261,402
   Institutional Class ...............................................    25,255,171
                                                                         -----------
                                                                          31,516,573
                                                                         -----------
Cost of shares repurchased:
   Consultant Class ..................................................      (917,801)
   Institutional Class ...............................................    (1,568,430)
                                                                         -----------
                                                                          (2,486,231)
                                                                         -----------
Increase in net assets derived from capital share transactions .......    29,030,342
                                                                         -----------
Net Increase in Net Assets ...........................................    29,123,867

Net Assets:
Beginning of period ..................................................            --
                                                                         -----------
End of period ........................................................   $29,123,867
                                                                         ===========

----------------
*Date of commencement of operations.


                             See accompanying notes

Financial Highlights

                                                                     Delaware                  Delaware
                                                                      S&P 500                   S&P 500
Selected data for each share of the Fund outstanding                 Index Fund                Index Fund
throughout the period were as follows:                            Consultant Class         Institutional Class
---------------------------------------------------------------------------------------------------------------
                                                                      1/12/00(1)                1/12/00(1)
                                                                          to                        to
                                                                       9/30/00                    9/30/00

Net asset value, beginning of period ...............................    $8.500                    $ 8.500

Income (loss) from investment operations:
   Net investment income(2) ........................................     0.059                      0.066
   Net realized and unrealized loss on investments .................    (0.089)                    (0.086)
                                                                        ------                    -------
   Total from investment operations ................................    (0.030)                    (0.020)
                                                                        ------                    -------

Net asset value, end of period .....................................    $8.470                    $ 8.480
                                                                        ======                    =======

Total return(3) ....................................................    (0.35%)                    (0.24%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) .........................    $5,219                    $23,905
   Ratio of expenses to average net assets .........................     0.52%                      0.40%
   Ratio of expenses to average net assets prior to expense
    limitation and expenses paid indirectly ........................     1.83%                      1.71%
   Ratio of net investment income to average net assets ............     0.95%                      1.07%
   Ratio of net investment loss to average net assets prior
    to expense limitation and expenses paid indirectly .............    (0.36%)                    (0.24%)
   Portfolio turnover ..............................................       18%                        18%

----------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes

Notes to Financial Statements

September 30, 2000
--------------------------------------------------------------------------------
Delaware Foundation Funds (the "Trust") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware Business Trust and offers four portfolios: the Delaware Growth Portfolio, the Delaware Balanced Portfolio, the Delaware Income Portfolio and the Delaware S&P 500 Index Fund. These financial statements pertain only to the Delaware S&P 500 Index Fund (the "Fund"), which offers two classes of shares, the Consultant Class and the Institutional Class. Neither class has a sales charge. The objective of the Fund is to seek to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation - All equity securities are valued at the last quoted sales price as of the close of the NYSE on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Federal Income Taxes - The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and capital gains, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $363 for the period ended September 30, 2000. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $1,361 for the period ended September 30, 2000. The expenses paid under the above arrangements are included in their respective expenses captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company ("DMC"), the Investment Manager of the Fund, an annual fee which is calculated at the rate of 0.07% on average daily net assets. At September 30, 2000, the Fund had no liability for investment management fees, and other expenses payable to DMC.

DMC has entered into a sub-advisory agreement with State Street Global Advisors, a division of State Street Corporation, with respect to the management of the Fund. For the services provided to DMC, DMC pays the subadvisor a annual fee which is calculated daily at the rate of 0.05% on the first $50 million of average daily net assets of the Fund, 0.04% on the next $50 million, and 0.02% on the average daily net assets in excess of $100 million, subject to an annual minimum of $50,000. The Fund does not pay any fees to the subadvisor.

DMC has elected to waive the portion, if any, of the management fee and reimburse the Fund to the extent that annual operating expenses, exclusive of taxes, interest, distribution fees, brokerage commissions and extraordinary expenses exceed 0.40% of average daily net assets of the Fund through November 30, 2000.

--------------------------------------------------------------------------------
The Fund has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. ("DDLP"), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% (currently limited to 0.12% by the Board of Trustees) of the average daily assets of the Consultant Class.

At September 30, 2000, the Fund had a liability for such fees and other expenses payable to DMC and affiliates of $64,286.

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended September 30, 2000, the Fund made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

Purchases ................................................      $30,743,386
Sales ....................................................      $ 2,728,485

At September 30, 2000, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Fund were as follows:

Cost of investments ......................................      $29,160,221
                                                                -----------
Aggregate unrealized appreciation ........................      $ 3,067,165
Aggregate unrealized depreciation ........................       (3,073,108)
                                                                -----------
Net unrealized depreciation ..............................      $    (5,943)
                                                                -----------

4. Futures Contracts
The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed. Risk may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

--------------------------------------------------------------------------------
Financial futures contracts open at September 30, 2000 were as follows:

    Contracts               Notional              Expiration    Unrealized
  to buy (sell)            Cost Amount               Date       Gain (Loss)
--------------------------------------------------------------------------------
3 S&P 500 Index            $1,135,815           December 2000    $(45,539)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The "Notional Cost Amount" presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

5. Lines of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding at September 30, 2000 or at any time during the period.

6. Capital Shares
Transactions in capital shares were as follows:

                                                                     1/12/00*
                                                                        to
                                                                     9/30/00
Shares sold:
  Consultant Class ............................................       723,296
  Institutional Class .........................................     3,000,779
                                                                    ---------
                                                                    3,724,075
                                                                    ---------

Shares repurchased:
  Consultant Class ............................................      (107,241)
  Institutional Class .........................................      (181,392)
                                                                    ---------
                                                                     (288,633)
                                                                    ---------
Net increase ..................................................     3,435,442
                                                                    =========
*Date of commencement of operations.

Report of Independent Auditors



--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees
Delaware Group Foundation Funds -- Delaware S&P 500 Index Fund

We have audited the accompanying statement of net assets of Delaware S&P 500 Index Fund (the "Fund") as of September 30, 2000, and the related statement of operations, statement of changes in net assets, and financial highlights for the period January 12, 2000 (commencement of operations) through September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware S&P 500 Index Fund at September 30, 2000, and the results of its operations, the changes in its net assets and its financial highlights for the period January 12, 2000 (commencement of operations) through September 30, 2000, in conformity with accounting principles generally accepted in the United States.


                                                        /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
November 10, 2000

DELAWARE(SM)                           For Shareholders
INVESTMENTS                            1.800.523.1918
---------------------
Philadelphia o London                  For Securities Dealers
                                       1.800.362.7500

                                       For Financial Institutions
                                       Representatives Only
                                       1.800.659.2265

                                       www.delawareinvestments.com




This annual report is for the information of Delaware S&P 500 Index Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware S&P 500 Index Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


---------------------------------------------------------------------------------------------------------------------------------
BOARD OF TRUSTEES                               Charles E. Peck                             Investment Manager
                                                Retired                                     Delaware Management Company
Wayne A. Stork                                  Fredericksburg, VA                          Philadelphia, PA
Chairman
Delaware Investments Family of Funds            Janet L. Yeomans                            International Affiliate
Philadelphia, PA                                Vice President and Treasurer                Delaware International Advisers Ltd.
                                                3M Corporation                              London, England
Walter P. Babich                                St. Paul, MN
Board Chairman                                                                              Subadvisor
Citadel Constructors, Inc.                                                                  State Street Global Advisors
King of Prussia, PA                                                                         Boston, MA
                                                AFFILIATED OFFICERS
David K. Downes                                                                             National Distributor
President and Chief Executive Officer           Charles E. Haldeman, Jr.                    Delaware Distributors, L.P.
Delaware Investments Family of Funds            President and Chief Executive Officer       Philadelphia, PA
Philadelphia, PA                                Delaware Management Holdings, Inc.
                                                Philadelphia, PA                            Shareholder Servicing, Dividend
John H. Durham                                                                              Disbursing and Transfer Agent
Private Investor                                Richard J. Flannery                         Delaware Service Company, Inc.
Horsham, PA                                     Executive Vice President                    Philadelphia, PA
                                                and General Counsel
Anthony D. Knerr                                Delaware Investments Family of Funds        1818 Market Street
Consultant, Anthony Knerr & Associates          Philadelphia, PA                            Philadelphia, PA 19103-3682
New York, NY
                                                Bruce D. Barton
Ann R. Leven                                    President and Chief Executive Officer
Former Treasurer, National Gallery of Art       Delaware Distributors, L.P.
Washington, DC                                  Philadelphia, PA

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN






(3991)                                                       Printed in the USA
AR-491 [9/00] PPL 11/00                                                   J6495